Income and Social Contribution Taxes - Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Assets - deferred income and social contribution taxes on:
Provision for losses with assets		R$ 47,436	R$ 57,924
Provision for tax, civil and labor risks		225,585	188,236
Provision for post-employment benefits		74,644	73,335
Provision for differences between cash and accrual basis	[1]	63,330	24,754
Goodwill		3,561	4,825
Business combination – tax basis vs. accounting basis of goodwill		17,575	18,699
Provision for asset retirement obligation		15,737	16,991
Provision for suppliers		132,657	39,364
Provision for profit sharing and bonus		69,588	44,876
Leases payable		60,484	41,463
Change in fair value of subscription warrants		9,224	10,957
Provision for deferred revenue		8,121	15,643
Other temporary differences		43,715	2,769
Tax losses and negative basis for social contribution carryforwards (10.d)		283,238	148,345
Total		1,054,895	688,181
Offset liability balance		(156,660)	(116,426)
Net balances of deferred tax assets		898,235	571,755
Liabilities - deferred income and social contribution taxes on:
Revaluation of property, plant and equipment		387	408
Leases payable		171	138
Provision for differences between cash and accrual basis	[1]	9,389	19,664
Goodwill		27,691	28,676
Business combination - fair value of assets		61,521	66,079
Other temporary differences		57,800	1,743
Total		156,959	116,708
Offset asset balance		(156,660)	(116,426)
Net balance of deferred tax liabilities		R$ 299	R$ 282

[1]	Refers, mainly, to the income tax on the exchange variation of the hedge derivative instruments.